EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits expenses [Text Block]
Classes of benefits and expenses by employee

	2023	2022	2021
	ThU.S.$	ThU.S.$	ThU.S.$
Employee expenses	747,288	718,990	670,616
Wages and salaries	717,548	697,833	651,371
Severance indemnities	29,740	21,157	19,245

Disclosure of defined benefit plans [text block]
	2023	2022	2021
Discount rate	3.23%	3.02%	2.56%
Inflation	3.20%	3.20%	3.20%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate	RV-2014	RV-2014	RV-2014

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivities to assumptions	2023 ThU.S.$

Discount rate
Increase in 100 bps	(6,203)
Decrease in 100 bps	7,114

Wage growth rates
Increase in 100 bps	6,177
Decrease in 100 bps	(5,459)

Disclosure of net defined benefit liability (asset) [text block]
The following tables set forth the balances and the reconciliation of the present value of severance indemnities obligations as of December 31, 2023 and 2022:

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Current	7,863	7,571
Non-current	86,462	87,689
Total	94,325	95,260

Reconciliation of the present value of severance indemnities obligations	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Opening balance	95,260	72,560
Current service cost	9,833	6,832
Interest cost	4,737	3,673
(Gains) losses from changes in actuarial assumptions	131	727
Actuarial gains and losses arising from experience	2,595	19,285
Benefits paid	(16,197)	(7,561)
Increase (decrease) for foreign currency exchange rates changes	(2,034)	(256)
Closing balance	94,325	95,260

The average staffing as of December 31, 2023 was 18,636 people.